LEASES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of
	March 31, 2025	June 30, 2024
Operating lease right-of-use assets	$691,970	770,402
Operating lease right-of-use assets, accumulated amortization	(258,689)	(74,831)
Operating lease right-of-use assets, net	$433,281	695,571

Operating lease liabilities, current	345,932	336,046
Operating lease liabilities, non-current	9,189	351,856
Total operating lease liabilities	$355,121	687,902

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of March 31, 2025:

Year ended March 31,	Amount
2026	$357,321
2027	9,280
2028	-
Total undiscounted future minimum lease payments	366,601
Less: Amounts representing interest	11,480
Total present value of operating lease liabilities	355,121
Less: current portion of operating lease liabilities	345,932
Non-current portion of operating lease liabilities	$9,189

Gamehaus Inc [Member]
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2024	June 30, 2023
Operating lease right-of-use assets	$770,402	1,011,038
Operating lease right-of-use assets, accumulated amortization	(74,831)	(608,615)
Operating lease right-of-use assets, net	$695,571	402,423

Operating lease liabilities, current	336,046	387,118
Operating lease liabilities, non-current	351,856	12,174
Total operating lease liabilities	$687,902	399,292

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of June 30, 2024:

Year ended June 30,	Amount
2025	$359,119
2026	356,803
2027	2,317
Total undiscounted future minimum lease payments	718,239
Less: Amounts representing interest	30,337
Total present value of operating lease liabilities	687,902
Less: current portion of operating lease liabilities	336,046
Non-current portion of operating lease liabilities	$351,856